TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (11,165)
Balance, end of fiscal year	(11,061)	$ (11,165)
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	(11,165)	(15,394)
(Impairment) Reversal of impairment of trade accounts receivable	(380)	3,859
Write-off of trade accounts receivable	484	370
Balance, end of fiscal year	$ (11,061)	$ (11,165)